Other Operating Expenses - Master Settlements Agreement - Additional Information (Details) £ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 State	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) State	Dec. 31, 2017 USD ($) State	Dec. 31, 2016 State	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) State	Dec. 31, 2013 USD ($) State	Dec. 31, 2012 State
Other Operating Expenses [Line Items]
Losses on litigation settlements | £		£ 2,023		£ 2,387		£ 2,486
R J Reynolds Tobacco Company | Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Payments of litigation claim settlements								$ 8
R J Reynolds Tobacco Company | Payment obligation | Florida
Other Operating Expenses [Line Items]
Losses on litigation settlements								241
R J Reynolds Tobacco Company | Resolution of claims
Other Operating Expenses [Line Items]
Losses on litigation settlements					$ 37
R J Reynolds Tobacco Company | Resolution of claims | Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Losses on litigation settlements								$ 264
R J Reynolds Tobacco Company | Final resolution | Texas and Minnesota
Other Operating Expenses [Line Items]
Losses on litigation settlements						12	$ 17
R J Reynolds Tobacco Company | Master Settlement Agreement and State Settlement Agreements
Other Operating Expenses [Line Items]
Losses on litigation settlements		2,023	$ 2,516	2,387	2,951	2,486	3,420
Settlement cash payments		£ 2,311	2,874	2,531	$ 3,129	£ 2,722	$ 3,744
R J Reynolds Tobacco Company | Master settlement agreement | Illinois
Other Operating Expenses [Line Items]
Additional credit received | £				£ 26
Claims related to period 2003 to 2012 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State											2	0		2	3	17
Increase of income related to payment obligation															$ 1,000
Credit period														5 years	5 years
Additional credit received														$ 170
Claims related to period 2004 to 2014 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Credit period													4 years
Claims related to period 2004 to 2014 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2016
Other Operating Expenses [Line Items]
Additional credit received													$ 285
Claims related to period 2004 to 2014 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2017
Other Operating Expenses [Line Items]
Additional credit recognised											$ 61
Claims related to period 2004 To 2019 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State										9
Claims related to period 2004 to 2017 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2018
Other Operating Expenses [Line Items]
Additional credit recognised										$ 182
Claims related to period 2004 to 2017 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2019
Other Operating Expenses [Line Items]
Additional credit recognised									$ 205
Claims related to period 2004 To 2024 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State	10									1
Claims related to period 2004 To 2018 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2019
Other Operating Expenses [Line Items]
Credit period				5 years	5 years
Additional credit recognised			$ 130
Claims related to period 2004 To 2018 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2024
Other Operating Expenses [Line Items]
Credit period		5 years	5 years
Additional credit recognised			$ 29